Reinsurance (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effect of reinsurance on premiums earned and benefits incurred
Direct earned premiums and other considerations	$ 34,782	$ 38,772	$ 45,051
Assumed premiums	6,807	9,355	8,727
Ceded premiums	(11,512)	(12,584)	(15,137)
Net amount	30,077	35,543	38,641
Direct policyholder benefits	35,403	48,160	73,773
Assumed Policyholder benefits	4,879	9,620	6,928
Ceded Policyholder benefits	(20,665)	(25,566)	(60,256)
Net policyholder benefits	19,617	32,214	20,445
Long Duration
Effect of reinsurance on premiums earned and benefits incurred
Direct earned premiums and other considerations	9,832	10,175	10,363
Assumed premiums	301	721	0
Ceded premiums	(9,832)	(10,175)	(10,363)
Net amount	301	721	0
Direct policyholder benefits	18,909	20,094	53,892
Assumed Policyholder benefits	600	558	0
Ceded Policyholder benefits	(18,948)	(20,088)	(53,886)
Net policyholder benefits	561	564	6
Short Duration
Effect of reinsurance on premiums earned and benefits incurred
Direct earned premiums and other considerations	24,950	28,597	34,688
Assumed premiums	6,506	8,634	8,727
Ceded premiums	(1,680)	(2,409)	(4,774)
Net amount	29,776	34,822	38,641
Direct policyholder benefits	16,494	28,066	19,881
Assumed Policyholder benefits	4,279	9,062	6,928
Ceded Policyholder benefits	(1,717)	(5,478)	(6,370)
Net policyholder benefits	$ 19,056	$ 31,650	$ 20,439